Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Long-Term Debt

A summary of long-term debt at December 31 follows (in thousands):

	2013	2012
Term Loan Facility, net of unamortized original issue discount of $6.4 million at December 31, 2013 and $7.8 million at December 31, 2012	$777,197	$781,694
Notes	550,000	550,000
ABL Facility	256,100	320,700
Capital lease obligations	5	609
Other	4,311	4,645
Total debt, average life of 5 years (weighted average rate 5.4% for 2013 and 5.9% for 2012)	1,587,613	1,657,648
Amounts due within one year	(8,222)	(8,942)
Long-term debt	$1,579,391	$1,648,706

Summary of Maturities of Long-Term Debt

The following table summarizes scheduled maturities of long-term debt for the years 2014 through 2018 (in thousands):

	Term Loan Facility	Notes		ABL Facility		Capital leases	Other	Total
2014	$7,875	$	−	$	−	$5	$342	$8,222
2015	7,875		−		−	−	3,836	11,711
2016	7,875		−		−	−	123	7,998
2017	7,875		−		−	−	10	7,885
2018	752,062		−		256,100	−	−	1,008,162